Intangible and Other Long-Term Assets (Details) - Schedule of Reconciliation Between The Opening and Closing Balances - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Intangible and Other Long-Term Assets (Details) - Schedule of Reconciliation Between The Opening and Closing Balances [Line Items]
Balance	$ (2,322,956)	$ 2,335,117
Additions	0	0
Cancellations	0
Adjustment effect of the year	(10,387)	(12,161)
Balance	2,312,569	2,322,956
Original Value [Member]
Intangible and Other Long-Term Assets (Details) - Schedule of Reconciliation Between The Opening and Closing Balances [Line Items]
Balance	(4,719,347)	4,706,666
Additions	10,520	11,250
Cancellations	(128,785)
Adjustment effect of the year	(15,354)	1,431
Balance	4,585,728	4,719,347
Accumulated amortization [Member]
Intangible and Other Long-Term Assets (Details) - Schedule of Reconciliation Between The Opening and Closing Balances [Line Items]
Balance	2,396,391	(2,371,549)
Additions	(10,520)	(11,250)
Cancellations	128,785
Adjustment effect of the year	4,967	(13,592)
Balance	$ (2,273,159)	$ (2,396,391)